SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue of Insurance Brokerage Business (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenue
Net revenue	¥ 5,805,901	$ 795,405	¥ 4,895,633	¥ 3,434,620
Insurance brokerage services
Net revenue
Net revenue	408,369		963,822	731,797
Life and health insurance business
Net revenue
Net revenue	30,992		551,809	420,273
Property and casualty insurance business
Net revenue
Net revenue	¥ 377,377		¥ 412,013	¥ 311,524